Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Other receivables	Note 4 - Other receivables
	December 31, 2025	December 31, 2024
	U.S. dollars in thousands
Advances to suppliers	$452	$738
Government agencies	33	60
Prepaid expenses	80	87
Other	-	104
	$565	$989